Restructuring and related reorganization charges (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Related Reorganization Activity	The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2021 and 2020:

	Employee severance and benefits	Others	Total
Accrued liability as of January 1, 2020	$—	$—	$—
Charges	12,961	399	13,360
Payments	(12,961)	(248)	(13,209)
Accrued liability as of December 31, 2020	$—	$151	$151
Charges	3,646	395	4,041
Payments	(3,646)	(546)	(4,192)
Accrued liability as of December 31, 2021	$—	$—	$—